COMMONWEALTH INTERNATIONAL SERIES TRUST

Commonwealth Australia/New Zealand Fund (CNZLX)
Commonwealth Japan Fund (CNJFX)
Africa Fund (CAFRX)
Commonwealth Global Fund (CNGLX)
Commonwealth Real Estate Securities Fund (CNREX)
(each a “Fund”, and collectively, the “Funds”)

Supplement dated August 17, 2015 to the Prospectus
and Statement of Additional Information dated February 28, 2015

CHANGE IN FUND SERVICE PROVIDERS

At special meetings of the Board of Trustees of the Commonwealth International Series Trust (the “Trust”) held on July 28, 2015 and August 5, 2015, the Trustees approved several changes to the Funds’ service providers.

Effective September 21, 2015, Huntington Asset Services, Inc. (“Huntington”) will replace the Funds’ current service providers as the new accounting agent, transfer agent and administrator. Huntington is located at 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208. Also effective September 21, 2015, Unified Financial Securities, Inc. (“Unified”) will replace the Funds’ current service provider as the new distributor. Unified is also located at 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.

Any references to “accounting agent”, “transfer agent” and “administrator” as used in the Funds’ Prospectus and Statement of Additional Information now refers to Huntington. Any references to “distributor” in the Funds’ Prospectus and Statement of Additional Information now refers to Unified.

ADDRESS OF FUNDS

Beginning September 21, 2015, inquiries concerning shareholder accounts and orders to purchase or redeem shares of a Fund should be addressed to:

By First Class Mail	Express Mail or
Commonwealth International Series Trust	Overnight Deliveries:
c/o Huntington Asset Services, Inc.	Commonwealth International Series Trust
P.O. Box 6110	c/o Huntington Asset Services, Inc.
Indianapolis, Indiana 46206-6110	2960 N. Meridian Street, Suite 300
Indianapolis, Indiana 46208

Beginning September 21, 2015, please contact the Trust toll-free at (888) 345-1898 for further information regarding your investment in a Fund. You may also obtain additional copies of the Funds’ Prospectus and Statement of Additional Information, free of charge, by writing to Commonwealth International Series Trust, [Name of Fund], at the above P.O. Box address.

This supplement and the Prospectus and Statement of Additional Information each dated February 28, 2015 provide the information a prospective investor should know before investing and should be retained for future reference.